Schedule of disaggregation of revenue (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross revenue	$ 1,854,776	$ 3,100,812	$ 4,282,726
Discounts and rebate	(5,267)	(10,451)	(92,888)
Net revenue	1,849,509	3,090,361	4,189,838
Performance obligations satisfied over time [member]
IfrsStatementLineItems [Line Items]
Installation fees	559,265	596,415	1,165,138
Onboarding fees		6,407	6,897
Subscription fees	263,536	1,168,388	368,001
Campaign fees	300,000
Server costs	73,463	147,120	542,351
Source code revenue	645,171	1,150,093	2,200,000
Revenue	1,841,435	3,068,423	4,282,387
Performance obligations satisfied at point in time [member]
IfrsStatementLineItems [Line Items]
Miscellaneous income	13,341	32,389	339
Gross revenue	1,854,776	3,100,812	4,282,726
Discounts	(5,267)	(10,451)	(70,888)
Streaming hours rebate			(22,000)
Discounts and rebate	(5,267)	(10,451)	(92,888)
Net revenue	$ 1,849,509	$ 3,090,361	$ 4,189,838